JPMorgan US Large Cap Core Plus Fund Investment Objectives and Goals - A C I Shares [Member] - JPMorgan US Large Cap Core Plus Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: A/JLCAX; C/JLPCX; I/JLPSX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide a high total return from a portfolio of selected equity securities.